UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-719
                                   -------

The Value Line Special Situations Fund, Inc.
---------------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)


Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: June 30, 2004
                          -------------

Item I.   Reports to Stockholders.
------    ------------------------

          A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891
DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891
CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110
SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729
INDEPENDENT            PricewaterhouseCoopers LLP
REGISTERED PUBLIC      1177 Avenue of the Americas
ACCOUNTING FIRM        New York, NY 10036
LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830
DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr
OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       Brett Mitstifer
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.


THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #530541

--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 JUNE 30, 2004
--------------------------------------------------------------------------------
                                 THE VALUE LINE

                                    SPECIAL
                                   SITUATIONS
                                   FUND, INC.







                               [VALUE LINE LOGO]

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
                                                       TO OUR VALUE LINE SPECIAL
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:


We are pleased to report that the Value Line Special Situations Fund earned a total return of 8.11% for the six months ended June 30, 2004. This compared with a total return of 3.44% for the unmanaged Standard & Poor's 500 stock index.(1)

Your Fund's long-term performance record also remains strong. For the ten years ended June 30 th, the Fund's annualized total return was 15.28%, versus 11.83% for the S&P 500; for five years, 4.87% versus a -2.21% loss for the S&P 500; and for one year, 27.22% versus 19.10% for the S&P 500.(2)

Our stock selection process emphasizes those issues with strong earnings momentum and strong stock price momentum, relative to other issues. Just as important, we play defense as well as offense-- holdings that are losing momentum are generally quickly sold. With approximately 400 holdings, we do not fall in love with any particular stock. Indeed, we continually monitor all portfolio positions with a skeptical eye. Over the past five years, annual turnover of the Fund's holdings has averaged about 75%.

The current portfolio is diversified across many different sectors and a wide spectrum of company sizes. No single holding represents as much as 1% of assets. Top sector representations are healthcare, financial services, and technology, which together comprise 42% of the Fund's assets. About 25% of stockholdings are small-capitalization companies; 55%, mid-cap; and 20%, large-cap.

We believe our disciplined investment approach will continue to serve your Fund well. Thank you for investing with us.



                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                CHAIRMAN AND PRESIDENT



August 12, 2004


--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ
    NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET.
    THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR
    TAXES. IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.


(2) THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST UPON REDEMPTION. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. CALL 1.800.243.2729 FOR THE FUND'S MOST RECENT MONTH-END TOTAL RETURN PERFORMANCE.

--------------------------------------------------------------------------------
2

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
SITUATIONS FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic expansion, which proceeded strongly from the middle of 2003 through the opening six months of this year, has more recently started to show some signs of fatigue. True, the business upturn is hardly collapsing, and we are still seeing improvement in the capital goods area and in certain industrial sectors. However, manufacturing, in general, is now growing more slowly than it had been, while the retail and residential construction markets are pulling back a little. Our sense is that growth will now proceed at a moderate 3% to 4% rate over the next several quarters to a year.


The slowing in growth may well have positive ramifications. That is because the current deceleration in economic activity appears mild and seems unlikely to evolve into a full-fledged slowdown barring another surge in oil prices. (Higher oil prices limit economic growth by taking money out of the pockets of consumers and businesses). If we are correct and the economy shifts to a modestly slower, but sustainable pace, with accompanying lower inflation, the Federal Reserve, which has increased interest rates twice in the past several months, might well be inclined to proceed slowly and somewhat cautiously in raising rates over the next several months.


Our current benign economic forecast, it should be noted, excludes any allowance for a further escalation in global military conflict or a new act of terrorism, neither of which can be accurately predicted as to scope or timing.


Performance Data:(2)



                                  AVERAGE ANNUAL    GROWTH OF AN ASSUMED
                                   TOTAL RETURN     INVESTMENT OF $10,000
                                 ----------------------------------------
 1 year ended 6/30/04 ..........       +27.22%             $12,722
 5 years ended 6/30/04 .........        +4.87%             $12,684
10 years ended 6/30/04 .........       +15.28%             $41,465

--------------------------------------------------------------------------------
                                                                               3

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
PORTFOLIO HIGHLIGHTS AT JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                                   VALUE          PERCENTAGE
ISSUE                                              SHARES     (IN THOUSANDS)     OF NET ASSETS
----------------------------------------------------------------------------------------------
Harman International Industries, Inc. .........   34,000          $3,094              0.9%
Caremark Rx, Inc. .............................   75,025           2,471              0.7
Cooper Companies, Inc. ........................   33,500           2,116              0.6
Landstar System, Inc. .........................   38,000           2,009              0.6
Varian Medical Systems, Inc. ..................   25,000           1,984              0.6
Inamed Corp. ..................................   31,500           1,980              0.6
Sonic Corp. ...................................   84,375           1,919              0.6
Career Education Corp. ........................   42,000           1,914              0.6
Apollo Group, Inc. Class "A" ..................   20,750           1,832              0.5
Henry Schein, Inc. ............................   28,000           1,768              0.5

FIVE LARGEST INDUSTRY CATEGORIES

                                         VALUE          PERCENTAGE
INDUSTRY                            (IN THOUSANDS)     OF NET ASSETS
--------------------------------------------------------------------
Medical Supplies ...............        $29,818             8.8%
Retail - Special Lines .........         13,396             4.0
Bank ...........................         12,307             3.6
Drug ...........................         12,021             3.6
Thrift .........................          9,060             2.7

FIVE LARGEST NET SECURITY PURCHASES*

                                                    COST
ISSUE                                          (IN THOUSANDS)
-------------------------------------------------------------
Armor Holdings, Inc. ......................        $1,109
Yahoo! Inc. ...............................           723
Genentech, Inc. ...........................           702
McGraw-Hill Companies, Inc. (The) .........           702
BorgWarner Inc. ...........................           701

FIVE LARGEST NET SECURITY SALES*

                                             PROCEEDS
ISSUE                                     (IN THOUSANDS)
--------------------------------------------------------
Career Education Corp. ...............        $2,578
Varian Medical Systems, Inc. .........         1,977
Chico's FAS, Inc. ....................         1,709
Gilead Sciences, Inc. ................         1,321
BB&T Corp. ...........................         1,251

* FOR THE SIX MONTH PERIOD ENDED 06/30/04
--------------------------------------------------------------------------------
4

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2004
--------------------------------------------------------------------------------


                                                             VALUE
    SHARES                                               (IN THOUSANDS)
-----------------------------------------------------------------------
COMMON STOCKS (91.1%)

                 ADVERTISING (0.4%)
    28,500       Harte-Hanks, Inc. .....................      $696
    17,000       R.H. Donnelley Corp.* .................       743
                                                            ------
                                                             1,439

                 AEROSPACE/DEFENSE (0.8%)
    30,000       Armor Holdings, Inc.* .................     1,020
    19,000       Engineered Support Systems, Inc.            1,112
    19,000       United Defense Industries,
                 Inc.* .................................       665
                                                            ------
                                                             2,797

                 AIR TRANSPORT (0.4%)
    21,000       EGL, Inc.* ............................       559
    10,000       FedEx Corp. ...........................       817
                                                            ------
                                                             1,376

                 APPAREL (0.6%)
    11,000       Columbia Sportswear Co.* ..............       601
    16,000       Kellwood Co. ..........................       697
     4,000       Oxford Industries, Inc. ...............       174
    18,300       Polo Ralph Lauren Corp.
                 Class "A" .............................       630
                                                            ------
                                                             2,102

                 AUTO & TRUCK (0.3%)
    19,000       Oshkosh Truck Corp. ...................     1,089

                 AUTO PARTS (1.6%)
    15,000       American Axle & Manufacturing
                   Holdings, Inc. ......................       545
    19,000       Autoliv Inc. ..........................       802
    15,600       BorgWarner Inc. .......................       683
    12,000       Eaton Corp. ...........................       777
    17,000       Gentex Corp. ..........................       674
    20,000       Johnson Controls, Inc. ................     1,068
    12,000       Lear Corp. ............................       708
                                                            ------
                                                             5,257

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
----------------------------------------------------------------------
                 BANK (3.6%)
    12,500       Banco Ita- Holding Financeira
                   S.A. (ADR) ..........................     $ 583
    26,000       BancorpSouth, Inc. ....................       586
    25,000       Bank of Hawaii Corp. ..................     1,130
    28,972       Charter One Financial, Inc. ...........     1,280
    10,400       City National Corp. ...................       683
     5,000       Commerce Bancorp, Inc. ................       275
    18,000       Community First Bankshares,
                   Inc. ................................       579
    21,000       Compass Bancshares, Inc. ..............       903
    37,000       Hibernia Corp. Class "A" ..............       899
     6,400       M & T Bank Corp. ......................       559
     6,600       Popular, Inc. .........................       282
     9,000       R & G Financial Corp. Class "B"               298
    23,000       South Financial Group, Inc. (The)             652
    18,000       SouthTrust Corp. ......................       699
    22,000       UCBH Holdings, Inc. ...................       869
    22,950       W Holding Company, Inc. ...............       394
    13,000       Wells Fargo & Co. .....................       744
    17,000       Westamerica Bancorporation ............       892
                                                           -------
                                                            12,307
                 BANK -- CANADIAN (0.3%)
    17,000       Bank of Montreal ......................       681
     9,000       Canadian Imperial Bank of
                   Commerce ............................       440
                                                           -------
                                                             1,121
                 BANK -- MIDWEST (0.7%)
    19,500       Associated Banc-Corp. .................       578
    14,332       Commerce Bancshares, Inc. .............       658
    12,000       First Horizon National Corp. ..........       546
    18,000       Marshall & Ilsley Corp. ...............       704
                                                           -------
                                                             2,486
                 BEVERAGE --
                 ALCOHOLIC (0.1%)
    13,000       Constellation Brands, Inc.
                   Class "A"* ..........................       483

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                     VALUE
 SHARES                                          (IN THOUSANDS)
---------------------------------------------------------------
           BEVERAGE -- SOFT
             DRINK (0.2%)
21,000     Cott Corp.* ..........................     $680

           BIOTECHNOLOGY (1.3%)
19,000     Gen-Probe Incorporated* ..............      899
12,800     Genentech, Inc.* .....................      719
11,000     Invitrogen Corp.* ....................      792
10,000     Martek Biosciences Corp.* ............      562
29,000     Medicines Company (The)* .............      885
24,000     Telik, Inc.* .........................      573
                                                    ------
                                                     4,430
           BUILDING
             MATERIALS (0.4%)
20,000     Jacobs Engineering Group,
           Inc.* ................................      788
12,000     Simpson Manufacturing Co.,
           Inc.* ................................      673
                                                    ------
                                                     1,461
           CANADIAN ENERGY (0.5%)
14,500     EnCana Corp. .........................      626
15,000     Imperial Oil Ltd. ....................      702
15,000     Talisman Energy Inc. .................      326
                                                    ------
                                                     1,654
           CHEMICAL --
             DIVERSIFIED (0.4%)
14,000     3M Company ...........................    1,260
           CHEMICAL --
             SPECIALTY (1.1%)
26,000     Airgas, Inc. .........................      622
24,000     Ecolab Inc. ..........................      761
17,000     MacDermid, Inc. ......................      575
30,000     Praxair, Inc. ........................    1,197
11,000     Valspar Corp. ........................      555
                                                    ------
                                                     3,710
           COAL (0.4%)
23,000     Joy Global Inc. ......................      688
13,300     Peabody Energy Corp. .................      745
                                                    ------
                                                     1,433


                                                     VALUE
 SHARES                                          (IN THOUSANDS)
---------------------------------------------------------------
           COMPUTER &
             PERIPHERALS (0.7%)
 9,000     Avocent Corp.* .......................   $ 331
 6,000     Mobility Electronics, Inc.* ..........      50
12,500     ScanSource, Inc.* ....................     743
13,500     Zebra Technologies Corp.
             Class "A"* .........................   1,174
                                                   ------
                                                    2,298
           COMPUTER SOFTWARE &
             SERVICES (2.1%)
15,000     ANSYS, Inc.* .........................     705
19,000     Autodesk, Inc. .......................     813
 9,000     CACI International, Inc.
             Class "A"* ...........................   364
50,000     Cognizant Technology Solutions
             Corp. Class "A"* ...................   1,271
21,000     Cognos Inc.* .........................     759
 6,700     Digital River, Inc.* .................     219
 5,000     Fair, Issac & Co., Inc. ..............     167
 2,000     Hyperion Solutions Corp.* ............      87
29,000     Intergraph Corp.* ....................     750
37,000     Red Hat, Inc.* .......................     850
28,000     Symantec Corp.* ......................   1,226
                                                   ------
                                                    7,211
           DIVERSIFIED
             COMPANIES (2.2%)
25,000     Acuity Brands, Inc. ..................     675
30,000     American Standard Companies,
             Inc.* ..............................   1,209
22,000     Ametek, Inc. .........................     680
16,000     Brink's Company (The) ................     548
15,800     Danaher Corp. ........................     819
11,000     ESCO Technologies, Inc.* .............     587
 9,600     Fortune Brands, Inc. .................     724
15,000     Griffon Corp.* .......................     334
 8,600     ITT Industries, Inc. .................     714
10,000     Pentair, Inc. ........................     336
11,500     Textron Inc. .........................     683
                                                   ------
                                                    7,309

--------------------------------------------------------------------------------

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
                                                                   June 30, 2004
--------------------------------------------------------------------------------




                                                              VALUE
   SHARES                                                 (IN THOUSANDS)
------------------------------------------------------------------------
                 DRUG (3.6%)
    28,000       Angiotech Pharmaceuticals,
                   Inc.* ..................................   $  564
    80,000       ARIAD Pharmaceuticals, Inc.* .............      599
    12,000       Biogen Idec, Inc.* .......................      759
    20,000       Bradley Pharmaceuticals, Inc.* ...........      558
    14,000       Covance Inc.* ............................      540
    22,000       Elan Corporation, plc (ADR)* .............      544
     8,000       Endo Pharmaceuticals Holdings,
                   Inc.* ..................................      188
    32,000       Eon Labs, Inc.* ..........................    1,310
     9,000       Forest Laboratories, Inc.* ...............      510
    38,000       Impax Laboratories, Inc.* ................      737
    17,000       Medicis Pharmaceutical Corp.
                   Class "A" ..............................      679
    29,000       MGI Pharma, Inc.* ........................      783
    29,250       Mylan Laboratories, Inc. .................      592
    13,000       Neurocrine Biosciences, Inc.* ............      674
    14,000       Onyx Pharmaceuticals, Inc.* ..............      593
    28,000       QLT Inc.* ................................      561
    14,700       Salix Pharmaceuticals, Ltd.* .............      484
    20,000       Teva Pharmaceutical Industries
                   Ltd. (ADR) .............................    1,346
                                                              ------
                                                              12,021
                 E-COMMERCE (0.2%)
    90,000       TIBCO Software, Inc.* ....................      761

                 EDUCATIONAL
                   SERVICES (2.2%)
    20,750       Apollo Group, Inc. Class "A"* ............    1,832
    42,000       Career Education Corp.* ..................    1,914
    51,000       Corinthian Colleges, Inc.* ...............    1,262
    27,000       Education Management Corp.* ..............      887
    13,000       ITT Educational Services, Inc.* ..........      494
     8,500       Strayer Education, Inc. ..................      948
                                                              ------
                                                               7,337
                 ELECTRIC UTILITY --
                 CENTRAL (0.7%)
    20,000       ALLETE, Inc. .............................      666
    12,000       Entergy Corp. ............................      672
    24,000       TXU Corp. ................................      972
                                                              ------
                                                               2,310

                                                              VALUE
    SHARES                                                (IN THOUSANDS)
------------------------------------------------------------------------
                 ELECTRICAL
                   EQUIPMENT (0.7%)
    24,000       FLIR Systems, Inc.* ......................   $1,318
     8,000       Rayovac Corp.* ...........................      225
    22,000       Rockwell Automation, Inc. ................      825
                                                              ------
                                                               2,368
                 ELECTRONICS (2.2%)
    20,400       Amphenol Corp. Class "A"* ................      680
    34,000       Harman International Industries,
                   Inc. ...................................    3,094
     9,000       Harris Corp. .............................      457
    17,000       Plantronics, Inc.* .......................      716
    12,200       Rogers Corp.* ............................      853
    30,000       Sonic Solutions* .........................      637
    31,500       Trimble Navigation Ltd.* .................      875
                                                              ------
                                                               7,312
                 ENTERTAINMENT
                   TECHNOLOGY (0.4%)
    13,000       Avid Technology, Inc.* ...................      710
    38,000       Scientific Games Corp.
                   Class "A"* .............................      727
                                                              ------
                                                               1,437
                 ENVIRONMENTAL (0.6%)
    22,000       Republic Services, Inc. ..................      636
    24,000       Stericycle, Inc.* ........................    1,242
                                                              ------
                                                               1,878
                 FINANCIAL SERVICES --
                   DIVERSIFIED (2.6%)
    10,000       Cash America International,
                   Inc. ...................................      230
    21,000       CIT Group Inc. ...........................      804
    12,000       Countrywide Financial Corp. ..............      843
    36,000       Doral Financial Corp. ....................    1,242
     7,000       First Cash Financial Services,
                   Inc.* ..................................      149
    14,100       Global Payments Inc. .....................      635
    16,000       Investors Financial Services
                   Corp. ..................................      697

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
----------------------------------------------------------------------
                 FINANCIAL SERVICES (continued)
    12,000       Leucadia National Corp. ................   $  596
    13,200       New Century Financial Corp. ............      618
    21,000       ProAssurance Corp.* ....................      716
    15,000       SLM Corp. ..............................      607
    20,000       Willis Group Holdings Ltd. .............      749
    15,000       Wintrust Financial Corp. ...............      758
                                                            ------
                                                             8,644
                 FOOD PROCESSING (0.8%)
    24,000       Dean Foods Co.* ........................      896
    10,000       McCormick & Co., Inc. ..................      340
     9,200       Smucker (J.M.) Co. .....................      422
    41,000       United Natural Foods, Inc.* ............    1,185
                                                            ------
                                                             2,843
                 FOOD
                   WHOLESALERS (0.2%)
    17,000       SYSCO Corp. ............................      610

                 FOREIGN ELECTRONICS/
                   ENTERTAINMENT (0.2%)
    35,700       AU Optronics Corp. (ADR) ...............      583

                 FOREIGN
                   TELECOMMUNICATIONS (0.2%)
    17,000       Ericsson (LM) Telephone Co.
                   (ADR)* ...............................      509

                 FURNITURE/HOME
                   FURNISHINGS (0.5%)
     5,000       HNI Corporation ........................      212
    25,400       Select Comfort Corp.* ..................      721
    21,900       Tuesday Morning Corp.* .................      635
                                                            ------
                                                             1,568
                 GROCERY (0.3%)
    11,000       Whole Foods Market, Inc. ...............    1,050

                 HEALTHCARE
                   INFORMATION
                   SYSTEMS (0.4%)
    51,000       eResearch Technology, Inc.* ............    1,428

                                                             VALUE
    SHARES                                              (IN THOUSANDS)
----------------------------------------------------------------------
                 HOME APPLIANCE (0.4%)
    20,000       Toro Company (The) .....................   $1,401

                 HOMEBUILDING (0.1%)
     7,000       St. Joe Company (The) ..................      278

                 HOTEL/GAMING (1.9%)
    18,000       Choice Hotels, Inc.* ...................      903
    20,000       GTECH Holdings Corp. ...................      926
     7,000       Harrah's Entertainment, Inc. ...........      379
    17,000       International Game Technology ..........      656
    14,000       MGM MIRAGE* ............................      657
    32,000       Penn National Gaming, Inc.* ............    1,062
    23,000       Station Casinos, Inc. ..................    1,113
    22,000       WMS Industries, Inc.* ..................      656
                                                            ------
                                                             6,352
                 HOUSEHOLD PRODUCTS (1.2%)
    15,000       Church & Dwight Co., Inc. ..............      687
    22,000       Energizer Holdings, Inc.* ..............      990
    20,000       Procter & Gamble Co. (The) .............    1,089
    11,000       Scotts Company (The)
                   Class "A"* ...........................      702
    23,000       Yankee Candle Company, Inc.
                   (The)* ...............................      673
                                                            ------
                                                             4,141
                 HUMAN RESOURCES (0.4%)
    24,500       Gevity HR, Inc. ........................      642
    15,700       Resources Connection, Inc.* ............      614
                                                            ------
                                                             1,256
                 INDUSTRIAL SERVICES (1.3%)
    27,500       Aaron Rents, Inc. ......................      911
    22,000       ARAMARK Corp. Class "B" ................      633
    15,000       C.H. Robinson Worldwide, Inc. ..........      687
    17,000       Expeditors International of
                   Washington, Inc. .....................      840
    15,000       Iron Mountain, Inc.* ...................      724
     2,000       Kroll Inc.* ............................       74
    32,000       Navigant Consulting, Inc.* .............      686
                                                            ------
                                                             4,555

--------------------------------------------------------------------------------

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------


                                                                 VALUE
   SHARES                                                    (IN THOUSANDS)
---------------------------------------------------------------------------
                 INFORMATION SERVICES (0.9%)
    23,500       Alliance Data Systems Corp.* ...............    $993
    12,000       Arbitron, Inc.* ............................     438
     9,200       Corporate Executive Board
                   Company (The) ............................     532
    13,000       Dun & Bradstreet Corporation
                   (The)* ...................................     701
     5,000       Moody's Corp. ..............................     323
                                                               ------
                                                                2,987
                 INSURANCE -- LIFE (0.7%)
    16,000       AFLAC Incorporated .........................     653
    17,400       Delphi Financial Group, Inc. ...............     774
     6,000       Nationwide Financial Services,
                   Inc. Class "A" ...........................     226
    13,500       Torchmark Corp. ............................     726
                                                               ------
                                                                2,379
                 INSURANCE --
                   PROPERTY/CASUALTY (2.1%)
    24,750       Berkley (W.R.) Corp. .......................   1,063
     7,000       Everest Re Group, Ltd. .....................     563
    29,700       Fidelity National Financial, Inc. ..........   1,109
    21,000       HCC Insurance Holdings, Inc. ...............     702
    16,500       IPC Holdings, Ltd. .........................     609
     2,300       Markel Corp.* ..............................     638
     4,500       Mercury General Corp. ......................     223
    25,000       Old Republic International
                   Corp. ....................................     593
    17,400       RenaissanceRe Holdings Ltd. ................     939
    17,000       RLI Corp. ..................................     620
                                                               ------
                                                                7,059
                 INTERNET (1.9%)
    55,000       Akamai Technologies, Inc.* .................     987
    22,000       Ask Jeeves, Inc.* ..........................     859
     9,000       CheckFree Corp.* ...........................     270
    10,000       Digitas Inc.* ..............................     110
    12,000       eBay, Inc.* ................................   1,103
    19,000       InfoSpace, Inc.* ...........................     723
    54,000       Opsware, Inc.* .............................     428


                                                                VALUE
    SHARES                                                  (IN THOUSANDS)
--------------------------------------------------------------------------
    32,000       S1 Corporation* ............................   $ 318
    57,000       ValueClick, Inc.* ..........................     683
    26,000       Yahoo! Inc.* ...............................     945
                                                               ------
                                                                6,426
                 MACHINERY (0.8%)
    20,000       Actuant Corp. Class "A"* ...................     780
    14,000       Donaldson Co., Inc. ........................     410
    28,125       Graco Inc. .................................     873
     9,000       IDEX Corp. .................................     309
     4,000       Nordson Corp. ..............................     174
                                                               ------
                                                                2,546
                 MANUFACTURED
                   HOUSING/RECREATIONAL
                   VEHICLE (0.4%)
    10,000       Thor Industries, Inc. ......................     335
    27,200       Winnebago Industries, Inc. .................   1,014
                                                               ------
                                                                1,349
                 MEDICAL SERVICES (2.6%)
    16,000       American Healthways, Inc.* .................     426
    20,000       Centene Corp.* .............................     771
    10,500       Coventry Health Care, Inc.* ................     513
    24,000       DaVita Inc.* ...............................     740
    22,000       Gentiva Health Services Inc.* ..............     358
    39,000       Nabi Biopharmaceuticals* ...................     554
    21,000       NeighborCare, Inc.* ........................     658
    24,000       Renal Care Group, Inc.* ....................     795
    18,000       Sierra Health Services, Inc.* ..............     804
    17,000       United Surgical Partners
                   International, Inc.* .....................     671
    13,940       UnitedHealth Group Inc. ....................     868
    10,500       VCA Antech, Inc.* ..........................     471
     7,000       WellChoice, Inc.* ..........................     290
     8,000       Wellpoint Health Networks,
                   Inc.* ....................................     896
                                                               ------
                                                                8,815
                 MEDICAL SUPPLIES (8.8%)
     4,000       Abaxis, Inc.* ..............................      76
    28,500       Advanced Medical Optics,
                   Inc.* ....................................   1,213

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                               VALUE
   SHARES                                                  (IN THOUSANDS)
-------------------------------------------------------------------------
                 MEDICAL SUPPLIES (continued)
    11,000       Advanced Neuromodulation
                   Systems, Inc.* .........................      $361
    13,000       Alcon, Inc. ..............................     1,022
    36,000       Align Technology, Inc.* ..................       684
    16,000       Bard (C.R.), Inc. ........................       906
    13,000       Becton, Dickinson and Company                    673
    23,750       Biomet, Inc. .............................     1,056
     4,000       Bio-Rad Laboratories, Inc. Class
                   "A"* ...................................       235
    28,000       Boston Scientific Corp.* .................     1,198
    33,500       Cooper Companies, Inc. ...................     2,116
    23,000       Dade Behring Holdings, Inc.* .............     1,093
    18,500       DENTSPLY International, Inc. .............       964
    19,000       Fisher Scientific International,
                   Inc.* ..................................     1,097
    11,000       Guidant Corp. ............................       615
    28,000       Henry Schein, Inc.* ......................     1,768
    17,000       IDEXX Laboratories, Inc.* ................     1,070
    31,500       Inamed Corp.* ............................     1,980
    21,000       Integra LifeSciences Holdings
                   Corp.* .................................       741
    22,000       Kyphon, Inc.* ............................       620
    21,600       Mentor Corp. .............................       741
    22,000       Patterson Dental Co.* ....................     1,683
    11,000       PolyMedica Corp. .........................       341
    17,000       Respironics, Inc.* .......................       999
    14,000       St. Jude Medical, Inc.* ..................     1,059
    18,000       Stryker Corp. ............................       990
    19,000       Sybron Dental Specialties,
                   Inc.* ..................................       567
    25,000       Varian Medical Systems, Inc.* ............     1,984
    23,000       Wright Medical Group, Inc.* ..............       819
    13,000       Zimmer Holdings, Inc.* ...................     1,147
                                                               ------
                                                               29,818
                 NATURAL GAS --
                   DISTRIBUTION (0.5%)
     6,000       AGL Resources Inc. .......................       174
    16,000       Energen Corp. ............................       768
    19,000       UGI Corp. ................................       610
                                                               ------
                                                                1,552

                                                              VALUE
   SHARES                                                 (IN THOUSANDS)
------------------------------------------------------------------------
                 NATURAL GAS --
                   DIVERSIFIED (1.1%)
    15,000       Equitable Resources, Inc. ................   $  776
    40,000       Patina Oil & Gas Corp. ...................    1,195
    26,000       Southwestern Energy Co.* .................      745
    32,082       XTO Energy, Inc. .........................      956
                                                             -------
                                                               3,672
                 NEWSPAPER (1.2%)
     7,000       Gannett Co., Inc. ........................      594
     8,500       Knight-Ridder, Inc. ......................      612
    16,500       Lee Enterprises, Inc. ....................      792
     9,000       McClatchy Co. (The) Class "A" ............      631
     7,000       Scripps (E.W.) Co. Class "A" .............      735
       800       Washington Post Co. (The)
                   Class "B" ..............................      744
                                                             -------
                                                               4,108
                 OFFICE EQUIPMENT &
                   SUPPLIES (0.8%)
    30,000       Global Imaging Systems, Inc.* ............    1,100
    15,200       Imagistics International, Inc.* ..........      538
    30,000       Staples, Inc. ............................      879
                                                             -------
                                                               2,517
                 OILFIELD
                   SERVICES/EQUIPMENT (0.3%)
    10,600       Carbo Ceramics Inc. ......................      723
    11,400       Teekay Shipping Corp. ....................      426
                                                             -------
                                                               1,149
                 PACKAGING &
                   CONTAINER (0.8%)
    12,000       Ball Corp. ...............................      865
    17,000       CLARCOR Inc. .............................      779
    28,800       Jarden Corp.* ............................    1,036
                                                             -------
                                                               2,680

--------------------------------------------------------------------------------

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------


                                                               VALUE
   SHARES                                                 (IN THOUSANDS)
------------------------------------------------------------------------
                 PETROLEUM --
                   INTEGRATED (0.6%)
    10,000       Denbury Resources Inc.* .................    $210
    17,750       Kerr-McGee Corp. ........................     954
    11,000       Murphy Oil Corp. ........................     811
                                                             -----
                                                             1,975
                 PETROLEUM --
                   PRODUCING (2.0%)
    16,800       Apache Corp. ............................     732
    21,600       Canadian Natural Resources
                   Ltd. ..................................     646
    50,000       Chesapeake Energy Corp. .................     736
    29,000       Comstock Resources, Inc.* ...............     564
    20,000       Evergreen Resources, Inc.* ..............     808
    14,000       Pogo Producing Co. ......................     692
    28,000       Suncor Energy, Inc. .....................     717
    24,500       Ultra Petroleum Corp.* ..................     914
    29,000       Unit Corp.* .............................     912
                                                             -----
                                                             6,721
                 PHARMACY SERVICES (1.3%)
    75,025       Caremark Rx, Inc.* ......................   2,471
    15,000       Express Scripts, Inc.
                   Class "A"* ............................   1,189
    15,600       Omnicare, Inc. ..........................     668
                                                             -----
                                                             4,328
                 PRECISION
                   INSTRUMENT (0.8%)
    13,500       Dionex Corp.* ...........................     745
    17,700       Kronos Inc.* ............................     729
    19,000       Laserscope* .............................     524
    19,000       Tektronix, Inc. .........................     646
                                                             -----
                                                             2,644
                 PUBLISHING (0.7%)
    25,200       Donnelley (R.R.) & Sons Co. .............     832
     9,000       McGraw-Hill Companies, Inc.
                   (The) .................................     689
    13,200       Meredith Corp. ..........................     726
                                                             -----
                                                             2,247

                                                             VALUE
   SHARES                                                (IN THOUSANDS)
-----------------------------------------------------------------------
                 R.E.I.T. (2.0%)
     2,000       CBL & Associates Properties,
                   Inc. ..................................   $ 110
    15,000       Chelsea Property Group, Inc. ............     978
    23,700       Corrections Corp. of America* ...........     936
     7,000       Essex Property Trust, Inc. ..............     479
    16,200       Impac Mortgage Holdings, Inc. ...........     365
     7,000       iStar Financial, Inc. ...................     280
     9,000       Macerich Company (The) ..................     431
    17,000       Newcastle Investment Corp. ..............     509
    14,500       Pan Pacific Retail Properties,
                   Inc. ..................................     733
    17,000       Pennsylvania Real Estate
                   Investment Trust ......................     582
    21,000       ProLogis Trust ..........................     691
     3,000       Redwood Trust, Inc. .....................     167
     9,000       Regency Centers Corp. ...................     386
     6,500       Weingarten Realty Investors .............     203
                                                             -----
                                                             6,850
                 RAILROAD (0.3%)
    15,450       Canadian National Railway Co. ...........     673
     3,000       CP Holders, Inc. ........................     179
    10,000       Genesee & Wyoming Inc.
                   Class "A"* ............................     237
                                                             -----
                                                             1,089
                 RECREATION (1.8%)
    16,000       Brunswick Corp. .........................     653
    64,500       Marvel Enterprises, Inc.* ...............   1,259
    26,000       Multimedia Games, Inc.* .................     697
    16,000       Royal Caribbean Cruises Ltd. ............     694
    30,000       SCP Pool Corp.* .........................   1,350
    37,500       Shuffle Master, Inc.* ...................   1,362
                                                             -----
                                                             6,015
                 RESTAURANT (2.6%)
    33,750       Applebee's International, Inc. ..........     777
    13,000       Brinker International, Inc.* ............     444
     6,000       CBRL Group, Inc. ........................     185
    25,000       McDonald's Corp. ........................     650

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                         VALUE
 SHARES                                              (IN THOUSANDS)
-------------------------------------------------------------------
           RESTAURANT (continued)
14,500     P.F. Chang's China Bistro, Inc.* ..........      $597
28,500     RARE Hospitality International,
             Inc.* ...................................       710
49,800     Ruby Tuesday, Inc. ........................     1,367
84,375     Sonic Corp.* ..............................     1,919
25,000     Starbucks Corp.* ..........................     1,087
13,000     Wendys International, Inc. ................       453
19,000     Yum! Brands, Inc. .........................       707
                                                           -----
                                                           8,896
           RETAIL
             AUTOMOTIVE (0.5%)
16,600     Advance Auto Parts, Inc.* .................       733
26,000     CSK Auto Corp.* ...........................       446
14,000     O'Reilly Automotive, Inc.* ................       633
                                                           -----
                                                           1,812
           RETAIL BUILDING
             SUPPLY (1.1%)
14,000     Fastenal Co. ..............................       796
12,500     Hughes Supply, Inc. .......................       737
19,000     Lowe's Companies, Inc. ....................       998
28,000     Tractor Supply Co.* .......................     1,171
                                                           -----
                                                           3,702
           RETAIL STORE (1.1%)
38,000     Family Dollar Stores, Inc. ................     1,156
15,400     Kmart Holding Corporaton* .................     1,106
20,000     Penney (J.C.) Co., Inc. ...................       755
15,000     Target Corp. ..............................       637
                                                           -----
                                                           3,654
           RETAIL -- SPECIAL
             LINES (4.0%)
31,500     Aeropostale, Inc.* ........................       848
17,000     Bed Bath & Beyond Inc.* ...................       653
30,000     Chico' s FAS, Inc.* .......................     1,355
31,000     Claire's Stores, Inc. .....................       673
25,000     Coach, Inc.* ..............................     1,130
22,500     Dick's Sporting Goods, Inc.* ..............       750
19,500     Finish Line, Inc. Class "A"* ..............       588

                                                          VALUE
 SHARES                                               (IN THOUSANDS)
--------------------------------------------------------------------
 2,000     Foot Locker, Inc. .........................     $  49
36,000     Fossil, Inc.* .............................       981
25,000     Guitar Center, Inc.* ......................     1,112
31,000     NBTY, Inc.* ...............................       911
24,000     PETsMART, Inc. ............................       779
29,000     Quiksilver, Inc.* .........................       690
28,000     Ross Stores, Inc. .........................       749
28,000     TJX Companies, Inc. (The) .................       676
12,000     Urban Outfitters, Inc.* ...................       731
 4,000     Williams-Sonoma, Inc.* ....................       132
21,600     Zale Corp.* ...............................       589
                                                         -------
                                                          13,396
           SECURITIES
             BROKERAGE (0.4%)
 8,000     Bear Stearns Companies, Inc.
             (The) ...................................       674
 8,000     Legg Mason, Inc. ..........................       728
                                                          ------
                                                           1,402
           SEMICONDUCTOR (0.8%)
13,000     Analog Devices, Inc. ......................       612
52,000     ATI Technologies, Inc.* ...................       980
35,000     Motorola, Inc. ............................       639
28,000     National Semiconductor Corp.* .............       616
                                                          ------
                                                           2,847
           SHOE (0.5%)
18,000     Brown Shoe Company, Inc. ..................       737
30,200     Genesco, Inc.* ............................       714
 4,000     Timberland Company (The) Class
             "A"* ....................................       258
                                                          ------
                                                           1,709
           TELECOMMUNICATION
             SERVICES (1.6%)
49,000     Crown Castle International
             Corp.* ..................................       723
25,000     Dycom Industries, Inc.* ...................       700
 8,500     Mobile TeleSystem OJSC
             (ADR) ...................................     1,037

--------------------------------------------------------------------------------

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------


                                                             VALUE
 SHARES                                                  (IN THOUSANDS)
-----------------------------------------------------------------------
                 TELECOMMUNICATION
                   SERVICES (continued)
    30,000       Nextel Communications, Inc.
                   Class "A"* ...........................   $    800
    19,500       NII Holdings, Inc. Class "B"* ..........        657
     8,500       Vimpel-Communications, Open
                   Joint Stock Co. (ADR)* ...............        820
    27,000       Western Wireless Corp.
                   Class "A"* ...........................        780
                                                            --------
                                                               5,517
                 TELECOMMUNICATIONS
                   EQUIPMENT (0.6%)
    47,000       Andrew Corp.* ..........................        941
    43,000       Avaya, Inc.* ...........................        679
    12,000       Silicon Laboratories Inc.* .............        556
                                                            --------
                                                               2,176
                 THRIFT (2.7%)
    37,000       BankAtlantic Bancorp, Inc.
                   Class "A" ............................        683
     9,000       Brookline Bancorp, Inc. ................        132
    18,500       First BanCorp ..........................        754
    13,000       FirstFed Financial Corp.* ..............        541
     9,000       Flagstar Bancorp, Inc. .................        179
    11,000       Golden West Financial Corp. ............      1,170
    14,500       GreenPoint Financial Corp. .............        576
    28,000       Hudson City Bancorp, Inc. ..............        936
    22,000       New York Community Bancorp,
                   Inc. .................................        432
    63,000       Sovereign Bancorp, Inc. ................      1,392
    30,800       Washington Federal, Inc. ...............        739
    17,000       Webster Financial Corp. ................        799
    16,000       Westcorp ...............................        727
                                                            --------
                                                               9,060
                 TIRE & RUBBER (0.1%)
     7,000       Carlisle Companies, Inc. ...............        436

                 TOBACCO (0.1%)
     5,000       Universal Corp. ........................        255


                                                             VALUE
 SHARES                                                  (IN THOUSANDS)
-----------------------------------------------------------------------
                 TOILETRIES/COSMETICS (1.1%)
    22,000       Avon Products, Inc. ....................   $  1,015
    14,000       Est-e Lauder Companies Inc.
                   Class "A" ............................        683
    14,000       Helen of Troy Ltd.* ....................        516
    33,000       Nu Skin Enterprises, Inc.
                   Class "A" ............................        835
    16,500       Regis Corp. ............................        736
                                                            --------
                                                               3,785
                 TRUCKING (1.5%)
    19,000       Arkansas Best Corp. ....................        626
    21,000       Hunt (J.B.) Transport Services,
                   Inc. .................................        810
    38,000       Landstar System, Inc.* .................      2,009
    31,250       Werner Enterprises, Inc. ...............        659
    21,000       Yellow Roadway Corp.* ..................        837
                                                            --------
                                                               4,941
                 WIRELESS
                   NETWORKING (0.8%)
    42,000       Alamosa Holdings, Inc.* ................        309
    12,000       Alvarion Ltd.* .........................        159
    10,000       Novatel Wireless, Inc.* ................        265
    20,000       Research In Motion Ltd.* ...............      1,369
    15,000       SpectraSite, Inc.* .....................        648
                                                            --------
                                                               2,750
                                                            --------
TOTAL COMMON STOCKS AND
TOTAL INVESTMENT
SECURITIES (91.1%)
(COST $207,890,000)                                         $307,809
                                                            ========


--------------------------------------------------------------------------------
                                                                              13

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2004
--------------------------------------------------------------------------------


                                                                     VALUE
     PRINCIPAL                                                  (IN THOUSANDS
      AMOUNT                                                    EXCEPT PER SHARE
  (IN THOUSANDS)                                                     AMOUNT)
--------------------------------------------------------------- -----------------
REPURCHASE AGREEMENTS (8.1%)
  (INCLUDING ACCRUED INTEREST)
$ 14,300,000                  Collateralized by $14,841,000
                                  U.S. Treasury Bonds 5.25%,
                                  due 2/15/29, with a value of
                                  $14,642,000 (with UBS
                                  Warburg LLC, 1.22%, dated
                                  6/30/04, due 7/1/04,
                                  delivery value
                                  $14,301,000) ..................   $14,301
   9,000,000                  Collateralized by $7,530,000
                                  U.S. Treasury Bonds
                                  13.875%, due 5/15/11, with
                                  a value of $9,196,000 (with
                                  Morgan Stanley, 1.24%,
                                  dated 6/30/04, due 7/1/04,
                                  delivery value
                                  $9,000,000) ...................     9,000
   4,000,000                  Collateralized by $3,810,000
                                  U.S. Treasury Notes 6.50%,
                                  due 8/15/05, with a value of
                                  $4,083,000 (with State
                                  Street Bank & Trust
                                  Company, 1.20%, dated
                                  6/30/04, due 7/1/04,
                                  delivery value
                                  $4,000,000) ...................     4,000
                                                                   --------
                                  TOTAL REPURCHASE
                                    AGREEMENTS
                                    (COST $27,301,000) ..........    27,301
                                                                   --------
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.8%) ..................................     2,807
                                                                   --------
NET ASSETS (100.0%) .............................................  $337,917
                                                                   ========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  OUTSTANDING SHARE ($337,916,800
  - 14,997,303 SHARES OUTSTANDING) ..............................   $ 22.53
                                                                   ========

*NON-INCOME PRODUCING.

(ADR) AMERICAN DEPOSITORY RECEIPTS.


--------------------------------------------------------------------------------
14

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                 STATEMENT OF OPERATIONS
AT JUNE 30, 2004 (UNAUDITED)                                        FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
                                                (IN THOUSANDS
                                                  EXCEPT PER
                                                 SHARE AMOUNT)                                                   (IN THOUSANDS)
                                                --------------                                                   --------------
ASSETS:                                                              INVESTMENT INCOME:
Investment securities, at value                                      Dividends (Net of foreign withholding
   (Cost - $207,890) ...........................    $307,809            taxes of $16) ...........................     $ 1,300
Short-term investments (Cost - $27,301)               27,301         Interest and other .........................          82
Cash ...........................................          88                                                          -------
Receivable for securities sold .................       3,038            Total Income ............................       1,382
Receivable for capital shares sold .............         403                                                          -------
Dividends receivable ...........................         173         EXPENSES:
Prepaid expenses ...............................          30         Advisory fee ...............................       1,211
                                                    --------         Service and distribution plan fees .........         404
      TOTAL ASSETS .............................     338,842         Transfer agent .............................          70
                                                    --------         Custodian fees .............................          44
LIABILITIES:                                                         Auditing and legal fees ....................          35
Payable for securities purchased ...............         483         Printing ...................................          26
Payable for capital shares repurchased .........          82         Postage ....................................          19
Accrued expenses:                                                    Insurance, dues and other ..................          19
   Advisory fee ................................         204         Registration fees ..........................          13
   Service and distribution plan fees                                Telephone ..................................          11
      payable ..................................          68         Directors' fees and expenses ...............          10
   Other .......................................          88                                                          -------
                                                    --------            Total Expenses Before Custody
      TOTAL LIABILITIES ........................         925               Credits ..............................       1,862
                                                    --------            Less: Custody Credits ...................          (1)
NET ASSETS .....................................    $337,917                                                          --------
                                                    ========            Net Expenses ............................       1,861
NET ASSETS CONSIST OF:                                                                                                -------
Capital stock, at $1.00 par value                                    NET INVESTMENT LOSS ........................        (479)
   (authorized 100,000,000, outstanding                                                                               -------
   14,997,303 shares) ..........................    $ 14,997         NET REALIZED AND UNREALIZED GAIN ON
Additional paid-in capital .....................     220,276            INVESTMENTS:
Accumulated net investment loss ................        (445)           Net Realized Gain .......................      18,084
Accumulated net realized loss on                                        Change in Net Unrealized
   investments .................................       3,170               Appreciation .........................       7,549
Net unrealized appreciation of                                                                                        -------
   investments .................................      99,919         NET REALIZED GAIN AND CHANGE IN NET
                                                    --------            UNREALIZED APPRECIATION ON
NET ASSETS .....................................    $337,917            INVESTMENTS .............................      25,633
                                                    ========                                                          -------
NET ASSET VALUE, OFFERING AND                                        NET INCREASE IN NET ASSETS FROM
   REDEMPTION PRICE PER OUTSTANDING                                     OPERATIONS ..............................     $25,154
   SHARE ($337,916,800 - 14,997,303                                                                                   =======
   SHARES OUTSTANDING) .........................    $  22.53
                                                    ========



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              15

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                 SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30, 2004     DECEMBER 31,
                                                                    (UNAUDITED)         2003
                                                                --------------------------------
                                                                          (IN THOUSANDS)
OPERATIONS:
 Net investment loss ...........................................     $    (479)      $     (561)
 Net realized gain on investments ..............................        18,084            9,733
 Change in net unrealized appreciation .........................         7,549           60,911
                                                                --------------------------------
 Net increase in net assets from operations ....................        25,154           70,083
                                                                --------------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ..................................        31,620          360,186
 Cost of shares repurchased ....................................       (28,682)        (362,838)
                                                                --------------------------------
 Net increase (decrease) from capital share transactions .......         2,938           (2,652)
                                                                --------------------------------
TOTAL INCREASE IN NET ASSETS ...................................        28,092           67,431
NET ASSETS:
 Beginning of period ...........................................       309,825          242,394
                                                                --------------------------------
 End of period .................................................     $ 337,917       $  309,825
                                                                ================================
 ACCUMULATED NET INVESTMENT (LOSS) INCOME, END OF PERIOD .......     $    (445)      $       34
                                                                ================================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2004
--------------------------------------------------------------------------------

1. Significant Accounting Policies
The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."


The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.


(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.


(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.


(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


--------------------------------------------------------------------------------
                                                                              17

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2004
--------------------------------------------------------------------------------

2. Capital Share Transactions
Transactions in capital stock were as follows (IN THOUSANDS EXCEPT PER SHARE AMOUNTS):

                                       SIX MONTHS          YEAR
                                         ENDED            ENDED
                                     JUNE 30, 2004     DECEMBER 31,
                                      (UNAUDITED)          2003
                                    -------------------------------
Shares sold .....................         1,452           20,726
Shares repurchased ..............        (1,320)         (20,932)
                                    -------------------------------
Net increase (decrease) .........           132             (206)
                                    ===============================

3. Purchases and Sales of Securities
Purchases and sales of investment securities, excluding short-term securities, were as follows:



                               SIX MONTHS ENDED
                                JUNE 30, 2004
                                 (UNAUDITED)
                               ----------------
                                (IN THOUSANDS)
PURCHASES:
Investment Securities .........   $81,096
                                  =======
SALES:
Investment Securities .........   $92,808
                                  =======

4. Income Taxes
At June 30, 2004, information on the tax components of capital is as follows:
(unaudited)


                                              (IN THOUSANDS)
Cost of investments for tax purposes .........   $235,191
                                                 ========
Gross tax unrealized appreciation ............   $101,959
Gross tax unrealized depreciation ............     (2,040)
                                                 --------
Net tax unrealized appreciation
    on investments ...........................    $99,919
                                                 ========


5. Investment Advisory Contract, Management Fees, and Transactions With
      Affiliates
An advisory fee of $1,211,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2004. This was computed at the rate of 3/4 of 1% of the average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.


The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2004, fees amounting to $404,000 were paid or payable to the Distributor under this Plan.


Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. During the six months ended June 30, 2004, the Fund paid brokerage commissions totaling $87,000 to the distributor which clears its transactions through unaffiliated brokers.


For the six months ended June 30, 2004, the Fund's expenses were reduced by $1,000 under a custody credit agreement with the Custodian.


The Value Line, Inc. Profit Sharing and Savings Plan at June 30, 2004, owned 137,033 shares of the Fund's capital stock, representing 0.9% of the outstanding shares.


--------------------------------------------------------------------------------
18

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                           SIX MONTHS
                                              ENDED                            YEARS ENDED DECEMBER 31,
                                          JUNE 30, 2004 ---------------------------------------------------------------------
                                           (UNAUDITED)      2003          2002          2001          2000          1999
                                         ====================================================================================
NET ASSET VALUE, BEGINNING OF
 PERIOD ................................   $ 20.84       $ 16.08      $  18.95      $  23.55       $ 27.09       $ 17.70
                                           ------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
 Net investment loss ...................      (.03)         (.04)         (.05)         (.09)         (.19)         (.04)
 Net gains or losses on
   securities (both realized and
   unrealized ..........................      1.72          4.80         (2.82)        (4.07)        (1.64)        10.83
                                           ------------------------------------------------------------------------------
 Total from investment
   operations ..........................      1.69          4.76         (2.87)        (4.16)        (1.83)        10.79
                                           ------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Distributions from capital
   gains ...............................        --            --            --          (.44)        (1.71)        (1.40)
                                           ------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .........   $ 22.53       $ 20.84      $  16.08      $  18.95       $ 23.55       $ 27.09
                                           ------------------------------------------------------------------------------
TOTAL RETURN ...........................      8.11%+       29.60%       (15.15)%      (17.65)%       (6.78)%       61.66%
                                           ==============================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ............................ $  337,917      $309,825     $242,394      $261,829      $388,264      $421,031
Ratio of expenses to average net
 assets (1) ............................       1.15%*        1.18%        1.20%         1.14%         1.01%          .89%
Ratio of net investment loss to
 average net assets ....................      (0.30)%*      (0.21)%       (.31)%        (.39)%        (.68)%        (.22)%
Portfolio turnover rate ................         27%+          52%          66%           88%           78%           85%

(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD NOT HAVE CHANGED.
 + NOT ANNUALIZED
 * ANNUALIZED

     ---------------------------------------------------------------------------
                                  PROXY VOTING
      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-243-2729 or on the SEC's website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the SEC's website at http://www.sec.gov or at the Fund's website at http://vlfunds.com.
     ---------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              19

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.


1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.


1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.


1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.


1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.


1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.


1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).


1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.


1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.


1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).


1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.


1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.


1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


--------------------------------------------------------------------------------
20

Item 2.   Code of Ethics.
-------   ---------------

          Not applicable.

Item 3.   Audit Committee Financial Expert.
-------   ---------------------------------

          Not applicable.

Item 10.  Controls and Procedures.
--------  ------------------------

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

          (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.
--------  ---------

          (a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By /s/ Jean B. Buttner
   --------------------------
   Jean B. Buttner, President


Date: August 31, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ David T. Henigson
    -------------------------------------------------------------------------
    David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: August 31, 2004
      ---------------